Debt (Details Textual) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended		12 Months Ended					1 Months Ended		3 Months Ended	0 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 10, 2013	Nov. 21, 2013	Aug. 30, 2013	Feb. 28, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Feb. 27, 2013	Feb. 19, 2013	Jun. 30, 2012	Apr. 30, 2011	Mar. 31, 2014 Deerfield Facility Agreement [Member]	Mar. 31, 2011 Deerfield Facility Agreement [Member]	Mar. 31, 2014 Deerfield Facility Agreement [Member]	Dec. 10, 2013 Convertible Subordinated Debt [Member]	Nov. 21, 2013 Convertible Subordinated Debt [Member]	Feb. 19, 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2013 Ten Percent Subordinated Convertible Notes [Member]	Mar. 31, 2014 Senior Secured Convertible Notes [Member]	Nov. 18, 2011 JMU 4 Convertible Notes [] [Member]	Nov. 30, 2011 JMU 4 Convertible Notes [] [Member]	Dec. 10, 2013 Subordinated Convertible Notes [Member]	Nov. 30, 2011 Subordinated Convertible Notes [Member]	Mar. 31, 2014 Subordinated Convertible Notes [Member]	Nov. 21, 2013 Subordinated Convertible Notes [Member]	Mar. 31, 2014 Embedded Conversion Options Partial Extinguishment [Member]	Dec. 31, 2013 Embedded Conversion Options Partial Extinguishment [Member]	Mar. 31, 2014 Embedded Conversion Options Partial Modification [Member]	Dec. 31, 2013 Embedded Conversion Options Partial Modification [Member]	Dec. 31, 2013 Debt Issuance Costs [Member]	Mar. 31, 2014 Debt Issuance Costs [Member]	Dec. 31, 2013 Debt Discount [Member]	Mar. 31, 2014 Subsequent Event [Member] Deerfield Facility Agreement [Member]	Mar. 31, 2014 Promissory Note [Member]	Dec. 31, 2013 Promissory Note [Member]	Sep. 30, 2011 Promissory Note [Member]	Mar. 31, 2014 Related Party Guarantor [Member]	Dec. 31, 2013 Related Party Guarantor [Member]	Feb. 28, 2013 Worden [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member]	Mar. 31, 2014 Jp Nevada Trust Note [Member]	Feb. 28, 2014 Jp Nevada Trust Note [Member]	Feb. 19, 2013 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Feb. 19, 2013 Midcap Financial Llc [Member]	Mar. 31, 2014 Midcap Financial Llc [Member]	Dec. 31, 2013 Midcap Financial Llc [Member]	Dec. 10, 2013 Amendment To Mid Cap Warrant [Member]	Mar. 31, 2014 July Four Percent Convertible Notes [Member]	Dec. 31, 2013 July Four Percent Convertible Notes [Member]	Mar. 31, 2014 November Four Percent Convertible Notes [Member]	Dec. 31, 2013 November Four Percent Convertible Notes [Member]	Dec. 31, 2013 Term Loan [Member]	Feb. 19, 2013 Term Loan [Member]
Debt Conversion [Line Items]
Notes Issued							$ 500,000																												$ 2,100,000	$ 2,100,000		$ 2,100,000	$ 2,100,000																	$ 1,300,000
Debt Instrument, Convertible, Terms of Conversion Feature																																																							The July 4% Convertible Notes mature on May 23, 2016 and bear a one-time interest charge of 4% due on maturity. The July 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of our common stock at a conversion rate equal to (i) the lesser of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of our common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).	The July 4% Convertible Notes (plus accrued interest) convert at the option of the unaffiliated third party, in whole or in part and from time to time, into shares of the Companys Common stock at a conversion rate equal to (i) the lesser of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Companys Common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).	The November 4% Convertible Notes bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of our common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of our common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).	The November 4% Convertible Notes mature on May 23, 2016 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Companys Common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Companys Common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).
Debt Instrument Issuance Date1																																			Apr. 28, 2011	Apr. 28, 2011																			Jul. 15, 2011	Jul. 15, 2011		Nov. 18, 2011
Debt Instrument, Interest Rate, Stated Percentage	10.00%				4.00%						12.00%					10.00%			75.00%	5.75%						10.00%										12.00%	12.00%																		4.00%	4.00%		4.00%
Debt Instrument, Maturity Date															May 20, 2016																				May 20, 2016	May 20, 2016																			May 23, 2016	May 23, 2016		May 23, 2016
Long-term Debt, Gross																																																							89,400	287,000
Secured Debt																																																							219,000	800,000
Debt Instrument, Convertible, Conversion Price							$ 0.46																																																$ 0.41	$ 0.34
Debt Instrument, Unamortized Discount					1,300,000		1,800,000					9,000,000		9,000,000																														1,000,000								381,000		12,000				1,000,000
Debt Instrument Date Of First Required Payment1																																				Sep. 30, 2011
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,500,000				6,363,638																											1,000,000		2,100,000	1,500,000	250,000	266,666	533,334	266,666								1,079,137		1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.46									1.42		0.52		0.52																					0.50	0.50		0.50	0.50	0.70	0.70	0.70	0.70	0.52	0.70						0.70		0.70	0.46
Shares To Be Vested In Period One																																				666,667			833,333
Shares To Be Vested In Period Two																																				83,333			166,667
Shares To Be Vested In Period Three																																				116,667			233,333
Shares To Be Vested In Period Four																																				133,333			266,667
Guarantor Obligations, Current Carrying Value																																						1,400,000	1,400,000				1,400,000
Debt Instrument, Description of Variable Rate Basis							(LIBOR), plus 8.0%
Debt Instrument Description Of Floor Price							LIBOR floor of 3%
Term Loan Fee Payable Percentage Year One							5.00%
Term Loan Fee Payable Percentage Year Two							3.00%
Term Loan Fee Payable Percentage Thereafter							1.00%
Term Loan Commitments																																546,000	568,000																		7,500,000
Class Of Warrant Or Rights Issued To Lender				152,000			152,000																								546,000
Class Of Warrant Or Rights Issued To Guarantors						304,000	304,000
Warrants Exercisable																																									250,000	500,000	250,000
Warrants Exercised Upon Default In Payment Of Note On Fourth Anniversary																																									133,333						266,667	133,333	266,667	133,333
Embedded Derivative Expenses																											54,000	54,000
Embedded Derivative, Gain on Embedded Derivative																											54,000	54,000	197,000	197,000
Deferred Gain Loss On Embedded Derivative																													46,000	46,000
Reduction In Borrowing Facility																																																											3,000,000	300,000
Line Of Credit Facility Periodic Payment If Condition Satisfied			125,000
Line of Credit Facility, Maximum Borrowing Capacity									7,500,000																									35,000,000																									7,500,000
Line of Credit Facility, Current Borrowing Capacity		750,000						4,500,000																																																			4,500,000
Line of Credit Facility, Periodic Payment			150,000
Condition For Credit Facility			150,000
Changes In Fair Value Warrants	12,000
Proceeds from Convertible Debt							2,250,000										300,000				500,000			3,000,000
Gross Proceeds from Convertible Notes and Stock Warrants		3,000,000
Expected Gross Proceeds From Subordinated Convertible Notes																750,000
Debt Instrument, Face Amount																		2,250,000								2,250,000
Warrants Exercise Price Percentage																			125.00%
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants																			2,250,000
Warrants Issued During Period Value To The Lender And The Guarantors																			1,700,000
Debt Discount Conversion of Options And Warrants							2,250,000																2,250,000
Warrants Issued During Period Value To Placement Agent							69,000
Convertible Notes Outstanding																																												750,000		100,000
Convertible Notes Amount Paid																																														370,000
Derivative Liability																																												14,000
Convertible Credit Facility Maximum Amount												35,000,000		35,000,000
Convertible Credit Facility Nitial Draw Amount Disbursement												9,000,000		9,000,000
Convertible Credit Facility Second Draw												26,000,000		26,000,000
Share Authorization Description														Certain existing stockholders, representing approximately 30% of our common shares outstanding entitled to vote at a special meeting of our shareholders, entered into voting agreements pursuant to which they agreed to vote their shares in favor of, among other things, the Share Authorization Event.
Minimum Percentage Of Conversion Price												200.00%		200.00%
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Second Draw					$ 0.52							$ 0.52		$ 0.52
Yeild Enhancement Payment Percentage																				3.00%
Beneficial Ownership Percentage												9.98%		9.98%
Redeemption Percentage Of Facility Amount Including Accrued And Unpaid Interest												$ 33.33		$ 33.33
Equity Raising Transaction Proceeds Percentage Applied For Redeemption												35.00%		35.00%
Put Options Amount Exempt												10,000,000		10,000,000
Class of Warrant or Right, Outstanding										5,288,256		25,115,384		25,115,384
Class Of Warrant Or Right Outstanding Second Draw												67,500,001		67,500,001
Warrants Fair Value												6,000,000																																							568,000
Warrants Fair Value One													3,000,000
Warrants And Fee Initial Draw												1,500,000		1,500,000
Debt Instrument, Convertible, Conversion Ratio																						80
Floor Price																						$ 0.25
Term Loan Commitments Amount Modified																																																			4,500,000
Term Loan First tranche																																																			4,500,000
Deferred Fee																																																				142,000
Debt Conversion, Converted Instrument, Shares Issued					540,000		1,600,219																		5,981,859
Payments of Debt Issuance Costs					339,000
Percentage In Number Of Shares	75.00%
Exercise Price On Market Price	125.00%
Deferred Debt Issuance Cost	69,000
Prepayment Fee And Penalties																																																				$ 330,000